-------------------------
                                                       |OMB APPROVAL
                                                       |OMB Number: 3235-0570
                                                       |
                                                       |Expires: Nov. 30, 2005
                                                       |
                                                       |Estimated average burden
                                                       |hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-08816
                                       -----------------------------------------

                         Malachi Millennium Income Trust
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


       140 S. Dearborn Drive, Suite 1620     Chicago, Illinois  60603
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            James A. Casselberry, Jr.

Trias Capital Management, Inc.   140 S. Dearborn Drive   Chicago, Illinois 60603
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (312) 223-9400
                                                    ----------------

Date of fiscal year end:  September 30, 2003
                          ---------------------------

Date of reporting period: March 31, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================





                         MALACHI MILLENNIUM INCOME TRUST
                         -------------------------------


                             TREASURERS' GOVERNMENT
                                MONEY MARKET FUND
                                -----------------








                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2003
                                   (UNAUDITED)












       INVESTMENT ADVISOR                                   ADMINISTRATOR
 TRIAS CAPITAL MANAGEMENT, INC.                      ULTIMUS FUND SOLUTIONS, LLC
   140 South Dearborn Street                                P.O. Box 46707
        Chicago, IL 60603                             Cincinnati, OH 45246-0707
                                                            1.888.744.2337



================================================================================

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND


STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
   Investments in securities, at amortized cost (Note 2)          $  1,801,796
   Investment in repurchase agreements (Note 2)                        985,087
   Cash                                                                 10,000
   Receivable from Investment Manager (Note 3)                          33,751
   Interest receivable                                                  36,424
   Other assets                                                         12,487
                                                                   -----------
         Total Assets                                                2,879,545
                                                                   -----------

LIABILITIES
   Dividends payable                                                       567
   Payable to administrator (Note 3)                                     5,000
   Other accrued expenses                                                6,897
                                                                   -----------
         Total Liabilities                                              12,464
                                                                   -----------

NET ASSETS                                                        $  2,867,081
                                                                   ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                                $  2,893,848
   Accumulated net realized losses from
   security transactions                                               (26,767)
                                                                   -----------

NET ASSETS                                                        $  2,867,081
                                                                   ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
   NUMBER OF SHARES AUTHORIZED, NO PAR VALUE)                        2,881,448
                                                                   ===========

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
   PRICE PER SHARE (Note 2)                                              $1.00
                                                                   ===========







See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                    $123,858
                                                                   -----------

EXPENSES
   Administration, fund accounting, shareholder
   services and transfer agent fees (Note 3)                            30,000
   Investment management fees (Note 3)                                  17,530
   Professional fees                                                    27,731
   S & P rating expense                                                 11,750
   Trustees' fees and expenses                                           5,498
   Insurance expense                                                     3,994
   Custody fees                                                          3,788
   Postage and supplies                                                  1,613
   Registration and filing fees                                          1,579
   Other expenses                                                          648
                                                                   -----------
         Total Expenses                                                104,131
   Fees waived and expenses reimbursed by the
   Investment Manager (Note 3)                                         (77,386)
                                                                   -----------
         Net Expenses                                                   26,745
                                                                   -----------

NET INVESTMENT INCOME                                                   97,113
                                                                   -----------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS                              887
                                                                   -----------

NET INCREASE FROM PAYMENTS BY INVESTMENT MANAGER (NOTE 3)               12,400
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $110,400
                                                                   ===========






See accompanying notes to financial statements.


                                                                  MALACHI MILLENNIUM INCOME TRUST
                                                         TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED    YEAR ENDED
                                                                  MARCH 31, 2003    SEPTEMBER 30,
                                                                    (UNAUDITED)         2002
                                                                   ------------     ------------
FROM OPERATIONS
  Net investment income                                              $   97,113      $   461,514
  Net realized gains (losses) from security transactions                    887           (1,892)
  Net increase from payments by Investment Manager (Note 3)              12,400             --
                                                                   ------------     ------------
     Net increase in net assets resulting from operations               110,400          459,622
                                                                   ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                            (97,113)        (461,514)
                                                                   ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS (a)
  Proceeds from shares sold                                           8,449,917       27,020,709
  Net asset value of shares issued in reinvestment
  of distributions to shareholders                                       80,703          432,000
  Payments for shares redeemed                                      (24,200,259)     (29,360,145)
                                                                   ------------     ------------
     Net decrease in net assets from capital
     share transactions                                             (15,669,639)      (1,907,436)
                                                                   ------------     ------------

TOTAL DECREASE IN NET ASSETS                                        (15,656,352)      (1,909,328)

NET ASSETS
  Beginning of period                                                18,523,433       20,432,761
                                                                   ------------     ------------
  End of period                                                   $   2,867,081   $   18,523,433
                                                                   ============     ============


  (a) Capital share transactions are identical to the dollar values shown.






See accompanying notes to financial statements.

                                                                                                    MALACHI MILLENNIUM INCOME TRUST
                                                                                           TREASURERS' GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period


                                              SIX MONTHS         YEAR          YEAR           YEAR           YEAR         YEAR
                                                ENDED            ENDED         ENDED          ENDED          ENDED        ENDED
                                           MARCH 31, 2003   SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,
                                             (UNAUDITED)         2002          2001           2000           1999          1998
                                            -------------    -------------  -------------  -------------  -------------  ----------
PER SHARE DATA
--------------
Net asset value at beginning of period        $    1.00       $    1.00     $    1.00      $    1.00     $    1.00      $    1.00

Payments by Investment Manager (Note 3)            0.00            --            --             --            --             --

Net investment income                             0.006           0.019         0.050          0.057         0.049          0.053

Dividends from net investment income             (0.006)         (0.019)       (0.050)        (0.057)       (0.049)        (0.053)
                                              ---------     -----------   -----------    -----------   -----------    -----------

Net asset value at end of period              $    1.00       $    1.00     $    1.00      $    1.00     $    1.00      $    1.00
                                              =========     ===========   ===========    ===========   ===========    ===========

TOTAL RETURN                                       0.56%(a)        1.92%         5.08%          5.89%         5.03%          5.33%
                                              =========     ===========   ===========    ===========   ===========    ===========

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of period (000's)           $   2,867      $   18,523    $   20,433     $   17,252    $   65,541     $   33,708

Ratios net of fees waived and expenses
 reimbursed by Investment Manager (Note 3)
  Ratio of net expenses to average net assets      0.31%(b)        0.29%         0.29%          0.25%         0.25%          0.22%
  Ratio of net investment income to average
   net assets                                      1.12%(b)        2.00%         4.79%          5.67%         4.92%          5.33%

Ratios assuming no fees waived and expenses
 reimbursed by Investment Manager (Note 3)
  Ratio of expenses to average net assets          1.20%(b)        0.89%         0.78%          0.77%         0.69%          0.80%
  Ratio of net investment income to
   average net assets                              0.23%(b)        1.40%         4.30%          5.15%         4.48%          4.74%

(a) Not annualized
(b) Annualized




See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND


SCHEDULE OF PORTFOLIO INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     PAR VALUE        VALUE
                                                    -----------    ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 62.8%

     Federal Home Loan Mortgage Corporation,
       4.50%, due 06/15/2003                          $795,000    $   800,314

     Federal National Mortgage Association,
       5.75%, due 04/15/2003                         1,000,000      1,001,482
                                                                   ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                          $ 1,801,796
                                                                   ----------

REPURCHASE AGREEMENTS (a) - 34.4%
                                                     FACE AMOUNT
                                                    ------------
     Lehman Brothers Inc.,
       1.25%, dated 3/31/2003, due 4/1/2003,
       repurchase proceeds of $985,121                $ 985,087   $   985,087
                                                                  -----------

TOTAL INVESTMENTS AT VALUE (AMORTIZED
 COST $2,786,883) - 97.2%                                         $ 2,786,883

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%                           80,198
                                                                  -----------

NET ASSETS - 100.0%                                               $ 2,867,081
                                                                  ===========


(a) Repurchase agreements are fully collateralized by U.S. Government agency securities.




See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Malachi Millennium Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust consists of one series, the Treasurers' Government Money Market Fund (the "Fund"). The Fund's investment objective is to seek high current income consistent with stability of capital and liquidity by investing in a portfolio of U.S. Government securities. The Fund is expecting to maintain a constant net asset value of $1.00 per share.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the Fund's significant accounting policies:

     SECURITY VALUATION - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. For the six months ended March 31, 2003 and for the year ended September 30, 2002, there were no differences between the book basis and tax basis of distributions.

     SECURITY TRANSACTIONS - Investment transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost, which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy under guidelines established by the Board of Trustees.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of March 31, 2003:

             Cost of portfolio investments          $   2,786,883
                                                    =============

             Capital loss carryforwards             $     (25,841)
             Post-October losses                           (1,813)
             Other gains                                      887
                                                    -------------
             Accumulated deficit                    $     (26,767)
                                                    =============

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

     The capital loss carryforwards as of September 30, 2002 in the table above expire as follows:


                   Amount            Expires September 30,
                   ------            ---------------------

               $   19,379                    2008
                    2,476                    2009
                    3,986                    2010
               ----------

               $   25,841
               ==========


     In addition, the Fund had net realized capital losses of $1,813 during the period November 1, 2001 through September 30, 2002, which are treated for federal income tax purposes as arising during the Fund's tax year ending September 30, 2003. The capital loss carryforwards and the "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager. Certain other officers of the Trust are officers of Ultimus Fund Solutions, LLC ("Ultimus"), the Trust's administrator.

     INVESTMENT MANAGEMENT AGREEMENT
     The Fund's investments are managed by Trias pursuant to the terms of a Management Agreement. Under the terms of the Management Agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. In order to reduce the Fund's operating expenses during the six months ended March 31, 2003, Trias voluntarily waived all of its management fees and reimbursed the Fund for other operating expenses in order to limit the Fund's total expense ratio to .25% of average daily net assets through December 16, 2002 and .35% of such assets thereafter. During the six months ended March 31, 2003, the total of such fee waivers and expense reimbursements was $77,386. As of March 31, 2003, the Adviser owed the Fund $33,751 for expense reimbursements.

     Additionally, during the six months ended March 31, 2003, Trias made a $12,400 contribution to the Fund to offset the effect of realized losses incurred by the Fund. The effect of this contribution was to increase the Fund's total return by 0.11% for the six months ended March 31, 2003.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a base fee of $5,000 per month, plus an asset-based fee equal to the annual rate of 0.10% of the Fund's average net assets in excess of $50 million but less than $250 million; 0.075% of such assets in excess of $250 million but less than $500 million; and 0.05% of such assets in excess of $500 million. During the six months ended March 31, 2003, Ultimus was paid $30,000 under the Mutual Fund Services Agreement.

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a)  Not required


(b)  Not required


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Malachi Millennium Income Trust
             ------------------------------------------------------------





By (Signature and Title)*           /s/ James A. Casselberry, Jr.
                                   ---------------------------------------
                                   James A. Casselberry, Jr., President


Date  May 28, 2003
     ------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*           /s/ James A. Casselberry, Jr.
                                   ---------------------------------------
                                   James A. Casselberry, Jr., President


Date  May 28, 2003
     ------------------------




By (Signature and Title)*           /s/ Mark J. Seger
                                   ---------------------------------------
                                   Mark J. Seger, Treasurer


Date  May 28, 2003
     ------------------------




* Print the name and title of each signing officer under his or her signature.